SUBSEQUENT EVENTS (Details Narrative) - USD ($)					1 Months Ended		3 Months Ended
	Jul. 11, 2021	Jul. 09, 2021	Apr. 12, 2021	Feb. 10, 2021	Apr. 21, 2021	Mar. 25, 2021	Mar. 31, 2021	Jan. 19, 2021	Nov. 30, 2020
Warrants issued					$ 37,456		$ 969,849
Exercise price						$ 2.00		$ 1.00	$ 1.00
Series A Preferred Stock shares				10,000
Series B Preferred Stock shares				800
Series C Preferred Stock shares				3,000,000
Ownership percentage						4.99%
Subsequent Event [Member]
Warrants issued	$ 111,111
Exercise price	$ 2.25
Ownership percentage	4.99%
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Warrants issued	$ 142,857
Exercise price	$ 1.75
Promissory note, principal amount	$ 1,100,000
Original discount	100,000
Aggregate purchase price of debt	1,000,000
Closing price of note	500,000
Face value of note	$ 550,000
Descriotion of ownership percentage	the beneficial ownership of greater than 4.99% of the outstanding shares of the Company, with the exception that the beneficial ownership limitation may be waived up to a maximum of 9.99% at the election of the Investor, with not less than 61 days prior notice
Debt term	60 years
Burdell Partners, LLC [Member] | Subsequent Event [Member]
Warrants issued		$ 50,000
Purchase of aggregate common stock		$ 6,500,000
Issuance of common stock		50,000
Purchase of shares		100,000
Maximum purchase amount		$ 500,000
XLR Medical Corp [Member]
Series A Preferred Stock shares			10,000
Series B Preferred Stock shares			800